FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Preferred and Income Securities Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2018

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-21137

Registrant Name:  Nuveen Preferred and Income Securities Fund

Reporting Period:  07/01/2017 - 06/30/2018

Nuveen Preferred and Income Securities Fund

BLACKROCK CREDIT ALLOCATION INCOME TRUST Meeting Date: JUL 25, 2017 Record Date: MAY 30, 2017 Meeting Type: ANNUAL
Ticker: BTZ Security ID: 092508100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Michael J. Castellano	Management	For	For
1.2	Elect Director R. Glenn Hubbard	Management	For	For
1.3	Elect Director W. Carl Kester	Management	For	For
1.4	Elect Director John M. Perlowski	Management	For	For

JOHN HANCOCK PREFERRED INCOME FUND III Meeting Date: FEB 02, 2018 Record Date: NOV 14, 2017 Meeting Type: ANNUAL
Ticker: HPS Security ID: 41021P103
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Andrew G. Arnott	Management	For	For
1.2	Elect Director Charles L. Bardelis	Management	For	For
1.3	Elect Director Peter S. Burgess	Management	For	For
1.4	Elect Director Theron S. Hoffman	Management	For	For
1.5	Elect Director Warren A. Thomson	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Preferred and Income Securities Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 20, 2018